Operating lease liabilities - Schedule of Operating Lease Liabilities (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Leases [Abstract]
Operating lease commitments	$ 927,000,000.0	$ 1,107,600,000
Impact of discounting	(141,500,000)	(184,400,000)
Impact of changes in variable rates	44,700,000	19,100,000
Operating lease liabilities	830,200,000	942,308,000	$ 893,300,000	$ 0
Current portion of operating lease liabilities	(160,900,000)	(159,700,000)	$ (160,200,000)	$ 0
Operating lease liabilities	$ 669,300,000	$ 782,600,000